SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Accounting policy change	$ 721		$ 0
Weighted average lessee's incremental borrowing rate(as a percentage)	6.80%
Current lease liabilities	$ 36
Non-current lease liabilities	$ 839
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease liabilities		$ 873
Property, plant and equipment | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		122
Investment properties | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		721
Inventory | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 22